Investment Portfolio - September 30, 2019

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS - 97.7%

ALASKA - 0.3%

Alaska Municipal Bond Bank Authority, Series 2, Revenue Bond	5.000%	9/1/2022	A1	$500,000	$542,460

ARIZONA - 4.5%

Maricopa County Unified School District No. 89-Dysart, G.O. Bond	5.000%	7/1/2026	A2	1,000,000	1,160,260
Mesa, Multiple Utility Impt., Revenue Bond	5.000%	7/1/2023	Aa2	1,050,000	1,193,692
Mesa, Multiple Utility Impt., Revenue Bond	5.000%	7/1/2024	Aa2	1,200,000	1,403,712
Mesa, Multiple Utility Impt., Revenue Bond	3.000%	7/1/2039	Aa2	1,525,000	1,567,288
Pima County Sewer System, Series B, Revenue Bond	5.000%	7/1/2020	AA2	1,400,000	1,438,794
Salt River Project Agricultural Impt. & Power District, Series B, Revenue Bond	5.000%	12/1/2020	Aa1	400,000	417,272
Tucson Water System Revenue, Water Utility Impt., Revenue Bond	5.000%	7/1/2021	Aa2	1,000,000	1,064,950
Yavapai County Industrial Development Authority, Northern Arizona Healthcare System, Revenue Bond	5.000%	10/1/2020	AA2	460,000	476,624

					8,722,592

ARKANSAS - 0.5%

Beaver Water of Benton & Washington Counties, Revenue Bond	4.000%	11/15/2021	AA2	1,000,000	1,030,370

COLORADO - 3.3%

Aurora Water, Green Bond, Revenue Bond	4.000%	8/1/2046	AA2	2,000,000	2,188,880
Boulder County, Series A, Revenue Bond	5.000%	7/15/2026	AA2	1,000,000	1,237,290
Boulder Water & Sewer, Revenue Bond	5.000%	12/1/2019	Aa1	1,500,000	1,509,150
Denver Wastewater Management Division Department of Public Works, Revenue Bond	4.000%	11/1/2020	Aa1	1,500,000	1,544,130

					6,479,450

DISTRICT OF COLUMBIA - 3.8%

District of Columbia Water & Sewer Authority, Series B, Revenue Bond	5.000%	10/1/2036	Aa2	900,000	1,066,221
District of Columbia Water & Sewer Authority, Series C, Revenue Bond	5.000%	10/1/2022	Aa2	1,000,000	1,110,580
District of Columbia, Public Impt., Series A, G.O. Bond	4.000%	10/15/2044	Aaa	2,750,000	3,113,660
District of Columbia, Public Impt., Series D, G.O. Bond	5.000%	6/1/2026	Aaa	750,000	924,502

Investment Portfolio - September 30, 2019

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)

DISTRICT OF COLUMBIA (continued)

District of Columbia, Public Impt., Series D, G.O. Bond	5.000%	6/1/2035	Aaa	$1,000,000	$1,227,630

					7,442,593

FLORIDA - 5.3%

Florida State, Public Impt., Series B, G.O. Bond	4.000%	7/1/2048	Aaa	2,000,000	2,249,840
Fort Myers Utility System, Utility Impt., Revenue Bond	5.000%	10/1/2019	Aa3	785,000	785,000
Hillsborough County, Series B, G.O. Bond	3.000%	7/1/2041	Aaa	1,070,000	1,114,983
Hillsborough County, Series B, G.O. Bond	3.000%	7/1/2046	Aaa	1,500,000	1,542,720
Miami Beach, Water & Sewer, Revenue Bond	5.000%	9/1/2047	Aa3	1,400,000	1,676,066
Miami-Dade County, Water & Sewer, Revenue Bond	5.000%	10/1/2023	Aa3	2,000,000	2,287,920
Port St. Lucie Utility System, Water Utility Impt., Revenue Bond, NATL	5.250%	9/1/2023	A1	500,000	568,520

					10,225,049

GEORGIA - 1.4%

Atlanta, Water & Wastewater System, Revenue Bond	3.000%	11/1/2036	Aa2	525,000	550,284
Atlanta, Water & Wastewater System, Revenue Bond	3.000%	11/1/2037	Aa2	555,000	578,166
Municipal Electric Authority of Georgia, Series A, Revenue Bond	5.000%	11/1/2019	A1	485,000	486,382
Municipal Electric Authority of Georgia, Series A, Revenue Bond	5.000%	11/1/2020	A1	1,000,000	1,038,130

					2,652,962

HAWAII - 1.6%

Honolulu County Wastewater System, Sewer Impt., Series A, Revenue Bond	5.000%	7/1/2023	Aa3	1,750,000	1,984,675
Honolulu County, Public Impt., Series C, G.O. Bond	3.000%	8/1/2040	Aa1	500,000	518,885
Honolulu County, Public Impt., Series C, G.O. Bond	3.000%	8/1/2041	Aa1	500,000	516,650

					3,020,210

ILLINOIS - 2.3%

Aurora, Waterworks & Sewerage, Series B, Revenue Bond	3.000%	12/1/2022	AA2	500,000	520,205
Aurora, Waterworks & Sewerage, Series B, Revenue Bond	3.000%	12/1/2023	AA2	625,000	656,375
Illinois Municipal Electric Agency, Series A, Revenue Bond	5.000%	2/1/2025	A1	2,000,000	2,350,920

Investment Portfolio - September 30, 2019

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)

ILLINOIS (continued)

Illinois State Toll Highway Authority, Series A, Revenue Bond	5.000%	12/1/2019	A1	$1,000,000	$1,005,810

					4,533,310

INDIANA - 0.8%

Fort Wayne Waterworks, Water Utility Impt., Revenue Bond	2.000%	12/1/2020	Aa3	745,000	750,222
Indiana Municipal Power Agency, Series A, Revenue Bond	4.000%	1/1/2020	A1	750,000	754,965

					1,505,187

IOWA - 1.2%

Cedar Falls, Electric Utility, Revenue Bond	5.000%	12/1/2023	Aa2	2,000,000	2,296,800

KANSAS - 1.1%

Kansas Development Finance Authority, Prerefunded Balance, Revenue Bond	5.000%	11/15/2020	WR3	20,000	20,083
Kansas Development Finance Authority, Unrefunded Balance, Revenue Bond	5.000%	11/15/2020	Aa2	480,000	482,117
Wyandotte County-Kansas City Unified Government Utility System, Water Utility Impt., Series A, Revenue Bond	5.000%	9/1/2020	A2	1,495,000	1,543,677

					2,045,877

LOUISIANA - 0.5%

New Orleans, Sewer Impt., Revenue Bond	5.000%	6/1/2021	A2	600,000	634,266
Shreveport, Water & Sewer, Series B, Revenue Bond, AGM	3.000%	12/1/2022	A2	300,000	314,016

					948,282

MAINE - 1.0%

Maine Municipal Bond Bank, Various Purposes Impt., Series E, Revenue Bond	4.000%	11/1/2021	Aa2	570,000	602,114
Maine, Public Impt., Series B, G.O. Bond	5.000%	6/1/2021	Aa2	1,355,000	1,438,861

					2,040,975

MARYLAND - 4.6%

Baltimore, Sewer Impt., Series A, Revenue Bond	4.000%	7/1/2044	Aa2	2,000,000	2,257,420
Baltimore, Sewer Impt., Series C, Revenue Bond	5.000%	7/1/2026	Aa2	815,000	1,005,604

Investment Portfolio - September 30, 2019

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)

MARYLAND (continued)

Baltimore, Water Utility Impt., Series C, Revenue Bond	4.000%	7/1/2036	A1	$765,000	$873,332
Baltimore, Water Utility Impt., Series C, Revenue Bond	4.000%	7/1/2037	A1	555,000	631,102
Maryland, Series 2-C, G.O. Bond	5.000%	8/1/2021	Aaa	1,000,000	1,067,260
Montgomery County, Public Impt., Series A, G.O. Bond	5.000%	11/1/2032	Aaa	2,365,000	3,030,062

					8,864,780

MASSACHUSETTS - 3.4%

Commonwealth of Massachusetts, Series C, G.O. Bond	3.625%	10/1/2040	Aa1	3,000,000	3,036,960
Massachusetts Water Resources Authority, Series B, Revenue Bond, AGM	5.250%	8/1/2032	Aa1	970,000	1,352,869
North Reading, School Impt., G.O. Bond	5.000%	5/15/2035	Aa2	2,000,000	2,174,820

					6,564,649

MICHIGAN - 0.9%

Ann Arbor Sewage Disposal System, Revenue Bond	3.000%	7/1/2020	AA2	1,000,000	1,012,810
Ann Arbor Sewage Disposal System, Revenue Bond	2.000%	7/1/2027	AA2	820,000	836,097

					1,848,907

MINNESOTA - 1.2%

Minnesota State, Series D, G.O. Bond	5.000%	8/1/2024	Aa1	2,000,000	2,347,260

MISSOURI - 2.1%

Kansas City, Sanitary Sewer System, Sewer Impt., Series A, Revenue Bond	4.000%	1/1/2025	Aa2	750,000	853,365
Metropolitan St Louis Sewer District, Sewer Impt., Series C, Revenue Bond	4.000%	5/1/2041	Aa1	2,000,000	2,207,060
Missouri Housing Development Commission, Series A, Revenue Bond	1.600%	11/1/2019	AA2	195,000	195,045
Missouri State Health & Educational Facilities Authority, Revenue Bond	5.000%	1/1/2020	Aa2	725,000	731,670

					3,987,140

NEBRASKA - 0.5%

Nebraska Public Power District, Series B, Revenue Bond	5.000%	1/1/2020	A1	1,000,000	1,009,030

Investment Portfolio - September 30, 2019

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)

NEVADA - 0.7%

Clark County, Stadium Impt., Series A, G.O. Bond	5.000%	6/1/2036	Aa1	$1,155,000	$1,438,541

NEW HAMPSHIRE - 1.3%

New Hampshire State Turnpike System, Series B, Revenue Bond	5.000%	2/1/2020	A1	2,575,000	2,606,003

NEW JERSEY - 0.3%

New Jersey State Turnpike Authority, Unrefunded Balance, Series H, Revenue Bond	5.000%	1/1/2020	A2	560,000	561,646

NEW MEXICO - 1.9%

Albuquerque Bernalillo County Water Utility Authority, Water Utility Impt., Revenue Bond	5.000%	7/1/2022	Aa2	1,250,000	1,376,188
Albuquerque Bernalillo County Water Utility Authority, Water Utility Impt., Revenue Bond	5.000%	7/1/2023	Aa2	2,000,000	2,271,340

					3,647,528

NEW YORK - 20.0%

New York City Transitional Finance Authority, Future
Tax Secured, Public Impt., Subseries C-2, Revenue Bond	5.000%	5/1/2037	Aa1	2,740,000	3,384,201
New York City Transitional Finance Authority, Future
Tax Secured, Public Impt., Subseries F-3, Revenue Bond	3.000%	2/1/2037	Aa1	3,000,000	3,088,920
New York City Water & Sewer System, Series EE, Revenue Bond	5.000%	6/15/2040	Aa1	3,500,000	4,279,100
New York City Water & Sewer System, Water Utility Impt., Series DD, Revenue Bond	5.000%	6/15/2047	Aa1	3,000,000	3,585,060
New York City, Public Impt., Subseries D1, G.O. Bond	4.000%	12/1/2042	Aa1	1,255,000	1,419,945
New York City, Series 1, G.O. Bond	5.000%	8/1/2020	Aa1	1,000,000	1,030,960
New York City, Series 1, G.O. Bond	5.000%	8/1/2023	Aa1	2,000,000	2,278,760
New York City, Series A, G.O. Bond	5.000%	8/1/2023	Aa1	2,000,000	2,278,760
New York State Dormitory Authority, School Impt., Series A, Revenue Bond	4.000%	3/15/2048	Aa1	3,000,000	3,368,520
New York State Dormitory Authority, School Impt., Series E, Revenue Bond	5.000%	3/15/2048	Aa1	3,000,000	3,662,130
New York State Dormitory Authority, School Impt., Series E, Revenue Bond, AGM	5.000%	10/1/2025	A2	860,000	984,537
New York State Dormitory Authority, Series 1, Revenue Bond	4.000%	7/1/2020	Aa3	420,000	429,131

Investment Portfolio - September 30, 2019

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)

NEW YORK (continued)

New York State Dormitory Authority, Series A, Revenue Bond	5.000%	2/15/2028	Aa1	$2,950,000	$3,399,020
New York State Urban Development Corp., Highway Impt., Series C, Revenue Bond	5.000%	3/15/2024	Aa1	765,000	861,474
Triborough Bridge & Tunnel Authority, Series A, Revenue Bond	5.000%	11/15/2023	A1	2,805,000	3,177,756
Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	4.000%	11/15/2019	Aa3	725,000	727,465
Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	5.000%	11/15/2020	Aa3	920,000	959,486

					38,915,225

NORTH CAROLINA - 3.1%

Charlotte, Water & Sewer System, Revenue Bond	5.000%	12/1/2020	Aaa	1,400,000	1,460,620
Charlotte, Water & Sewer System, Revenue Bond	4.000%	7/1/2047	Aaa	2,000,000	2,250,800
North Carolina Medical Care Commission, Moses Cone Health System, Revenue Bond	5.000%	10/1/2020	AA2	580,000	601,309
North Carolina Municipal Power Agency No. 1, Series A, Revenue Bond	5.000%	1/1/2020	A2	400,000	403,580
North Carolina, Series C, G.O. Bond	5.000%	5/1/2021	Aaa	1,200,000	1,270,200

					5,986,509

OHIO - 7.7%

American Municipal Power, Inc., Fremont Energy Center Project, Prerefunded Balance, Series B, Revenue Bond	5.000%	2/15/2023	A1	1,895,000	2,056,662
Cincinnati Water System, Series B, Revenue Bond	5.000%	12/1/2026	Aaa	500,000	624,080
Cincinnati Water System, Series C, Revenue Bond	5.000%	12/1/2025	Aaa	1,000,000	1,217,270
Columbus, Sewer Impt., Revenue Bond	5.000%	6/1/2026	Aa1	520,000	615,540
Hamilton Wastewater System, Sewer Impt., Revenue Bond, BAM	4.000%	10/1/2041	A1	1,235,000	1,394,204
Middletown City School District, School Impt., G.O. Bond	5.250%	12/1/2040	AA2	1,000,000	1,111,080
Northeast Ohio Regional Sewer District, Sewer Impt., Revenue Bond	3.000%	11/15/2040	Aa1	2,080,000	2,151,406
Northeast Ohio Regional Sewer District, Sewer Impt., Revenue Bond	4.000%	11/15/2043	Aa1	1,565,000	1,759,608
Ohio State Turnpike Commission, Series A, Revenue Bond	5.250%	2/15/2027	Aa2	600,000	761,040
Ohio State, Public Impt., Series B, G.O. Bond	3.000%	9/1/2021	Aa1	2,000,000	2,065,980
Toledo Water System, Water Utility Impt., Series A, Revenue Bond	5.000%	11/15/2022	Aa3	610,000	655,982

Investment Portfolio - September 30, 2019

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)

OHIO (continued)

Toledo, Capital Impt., G.O. Bond	5.000%	12/1/2020	A2	$610,000	$635,468

					15,048,320

OREGON - 3.8%

Oregon State Housing & Community Services Department, Series A, Revenue Bond	1.950%	7/1/2020	Aa2	220,000	220,878
Portland Building Project, Series B, G.O. Bond	5.000%	6/15/2038	Aaa	4,000,000	5,009,280
Portland Sewer System, Series B, Revenue Bond	2.125%	6/15/2030	Aa2	1,000,000	1,020,470
Washington County Clean Water Services, Sewer Impt., Series B, Revenue Bond	5.000%	10/1/2021	Aa1	1,015,000	1,090,262

					7,340,890

PENNSYLVANIA - 3.2%

Allegheny County Sanitary Authority, Sewer Impt., Revenue Bond, AGM	5.000%	12/1/2019	A1	1,500,000	1,508,925
Allegheny County Sanitary Authority, Sewer Impt., Revenue Bond, AGM	4.000%	12/1/2035	A1	1,200,000	1,348,824
North Wales Water Authority, Series A, Revenue Bond	5.000%	11/1/2020	AA2	1,000,000	1,040,220
Pennsylvania Turnpike Commission, Highway Impt., Series A-1, Revenue Bond	5.000%	12/1/2023	A1	1,200,000	1,375,980
Pennsylvania Turnpike Commission, Series B, Revenue Bond	5.000%	12/1/2020	A1	1,000,000	1,006,050

					6,279,999

SOUTH CAROLINA - 0.6%

Charleston, Waterworks & Sewer System, Prerefunded Balance, Revenue Bond	5.000%	1/1/2022	Aaa	530,000	554,645
Greenwood Metropolitan District, Sewer Impt., Revenue Bond	5.000%	10/1/2026	Aa3	500,000	616,000

					1,170,645

TENNESSEE - 2.8%

Knoxville Electric System Revenue, Electric Light & Power Impt., Series II, Revenue Bond	3.000%	7/1/2028	Aa2	1,090,000	1,163,858
Knoxville Electric System Revenue, Series FF, Revenue Bond	5.000%	7/1/2023	Aa2	800,000	880,072
Knoxville Electric System Revenue, Series FF, Revenue Bond	5.000%	7/1/2025	Aa2	705,000	774,358
Knoxville Wastewater System, Series A, Revenue Bond	4.000%	4/1/2020	Aa2	685,000	694,104

Investment Portfolio - September 30, 2019

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)

TENNESSEE (continued)

Memphis, Public Impt., G.O. Bond	4.000%	6/1/2044	Aa2	$1,095,000	$1,196,474
Newport Electric System, Revenue Bond, AGM	3.000%	5/1/2044	A1	775,000	783,339

					5,492,205

TEXAS - 3.5%

Austin Electric Utility, Series A, Revenue Bond	5.000%	11/15/2022	Aa3	500,000	556,335
Fort Worth Water & Sewer System, Revenue Bond	5.000%	2/15/2020	Aa1	550,000	557,568
Harris County Cultural Education Facilities Finance Corp., Revenue Bond	4.000%	12/1/2019	A1	500,000	502,070
Harris County, Senior Lien, Toll Road Impt., Series B, Revenue Bond	5.000%	8/15/2023	Aa2	600,000	682,008
Houston Combined Utility System, Water & Sewer, Series B, Revenue Bond	4.000%	11/15/2044	Aa2	1,000,000	1,146,000
McKinney Waterworks & Sewer System, Water Utility Impt., Revenue Bond	3.000%	3/15/2039	Aa1	1,000,000	1,040,920
North Texas Municipal Water District, Sewer Impt., Revenue Bond	3.500%	6/1/2035	Aa2	1,000,000	1,063,590
North Texas Tollway Authority, Series A, Revenue Bond	5.000%	1/1/2026	A1	500,000	573,965
San Antonio Water System, Junior Lien, Series A, Revenue Bond	5.000%	5/15/2026	Aa2	500,000	611,370

					6,733,826

UTAH - 0.3%

Central Utah Water Conservancy District, Series B, Revenue Bond	5.000%	10/1/2025	AA2	500,000	605,290

VIRGINIA - 1.3%

Norfolk Water & Sewer System, Revenue Bond	5.000%	11/1/2029	AA2	2,000,000	2,541,340

WASHINGTON - 6.4%

Everett Water & Sewer, Revenue Bond	5.000%	12/1/2020	AA2	1,330,000	1,387,429
King County, Series E, G.O. Bond	5.000%	6/1/2022	Aaa	2,000,000	2,195,340
King County, Water & Sewer, Revenue Bond	4.000%	7/1/2045	Aa1	2,000,000	2,154,940
King County, Water & Sewer, Series B, Revenue Bond	5.000%	1/1/2020	Aa1	750,000	756,900
Seattle, Drainage & Wastewater, Sewer Impt., Revenue Bond	5.000%	9/1/2021	Aa1	2,000,000	2,142,160
Seattle, Drainage & Wastewater, Sewer Impt., Revenue Bond	4.000%	4/1/2034	Aa1	2,435,000	2,744,683

Investment Portfolio - September 30, 2019

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT/ SHARES	VALUE

MUNICIPAL BONDS (continued)

WASHINGTON (continued)

Tacoma, Sewer Impt., Revenue Bond	4.000%	12/1/2019	Aa2	$1,095,000	$1,099,895

					12,481,347

WISCONSIN - 0.5%

Milwaukee Sewerage System, Sewer Impt., Series S7, Revenue Bond	3.000%	6/1/2031	A2	1,000,000	1,043,870

TOTAL MUNICIPAL BONDS
(Identified Cost $184,090,333)					190,001,067

U.S. GOVERNMENT AGENCIES - 0.6%

Other Agencies - 0.6%

Freddie Mac Multifamily ML Certificates, Series 2019-ML05, Class ACA	3.35%	11/25/2033		498,564	549,452
Freddie Mac Multifamily ML Certificates, Series 2019-ML05, Class AUS	3.40%	1/25/2036		492,651	545,542

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $1,007,621)					1,094,994

SHORT-TERM INVESTMENT - 0.5%

Dreyfus Government Cash Management, Institutional Shares
(Identified Cost $947,344)	1.85%[4]			947,344	947,344

TOTAL INVESTMENTS - 98.8%
(Identified Cost $186,045,298)					192,043,405
OTHER ASSETS, LESS LIABILITIES - 1.2%					2,338,971

NET ASSETS - 100%					$194,382,376

KEY:

G.O. Bond - General Obligation Bond

Impt. - Improvement

No. - Number

Scheduled principal and interest payments are guaranteed by:

AGM (Assurance Guaranty Municipal Corp.)

BAM (Build America Mutual Assurance Co.)

NATL (National Public Finance Guarantee Corp.)

The insurance does not guarantee the market value of the municipal bonds.

[1]	Credit ratings from Moody’s (unaudited).
[2]	Credit ratings from S&P (unaudited).
[3]	Credit rating has been withdrawn. As of September 30, 2019, there is no rating available (unaudited).
[4]	Rate shown is the current yield as of September 30, 2019.

Investment Portfolio - September 30, 2019

(unaudited)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2019 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
States and political subdivisions (municipals)	$190,001,067	$—	$190,001,067	$—
U.S Treasury and other U.S Goverment agencies	1,094,994	—	1,094,994	—
Mutual fund	947,344	947,344	—	—

Total assets	$192,043,405	$947,344	$191,096,061	$—

There were no Level 3 securities held by the Series as of December 31, 2018 or September 30, 2019.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.